INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statement Table [Table]
PROFIT (LOSS) FOR THE PERIOD	$ (139,231)	$ (47,539)	$ 462,117	$ (19,755)
Other comprehensive profit (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain on translation of foreign operations	(555)	3,514	4,406	4,308
Unrealized loss on translation of foreign operations from discontinued operations		(945)		(156)
Loss on translation of foreign operations disposed and reclassified to Interim Condensed Consolidated Statements of Income (Loss)		(1,248)		(415)
Other comprehensive income, net of tax, exchange differences on translation	(555)	1,321	4,406	3,737
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(139,786)	(46,218)	466,523	(16,018)
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(139,762)	(46,206)	466,607	(15,893)
Non-controlling interest	(24)	(12)	(84)	(125)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (139,786)	$ (46,218)	$ 466,523	$ (16,018)